RELATED PARTY TRANSACTIONS (Details 1) - Hunter Dickinson Services Inc. - CAD ($)	3 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Statement [Line Items]
Services received as requested by the Company	$ 186,000	$ 192,000
Information technology-infrastructure and support services	15,000	22,000
Office rent	10,000	2,000
Reimbursement, at cost, of third-party expenses incurred by HDSI on behalf of the Company	36,000	24,000
Transactions with related party	$ 247,000	$ 240,000